Investments (Details) - Schedule of interest in joint venture - Cresca's [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Investments (Details) - Schedule of interest in joint venture [Line Items]
Assets	R$ 3,207	R$ 3,489
Current	3,167	3,447
Cash and cash equivalents	146	175
Accounts receivable, inventories and other receivables	3,021	3,272
Noncurrent	40	42
Other noncurrent	40	42
Liabilities	244	260
Current	244	260
Trade payables, taxes and loans	244	260
Total net assets	R$ 2,963	R$ 3,229
Company’s interest – 50%	50.00%	50.00%
Company’s interest in net assets at estimated fair value	R$ 1,482	R$ 1,615
Administrative expenses	(10)	(28)
Other profit/expenses	(9)
Financial income	41
Finance costs		(272)
Loss before tax	22	(300)
Income and social contribution taxes
Loss for the year	22	(300)
Company’s interest - 50%	11	(150)
Equity method	R$ 11	R$ (150)